Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease, Cost [Table Text Block]	Lease costs
end of	2021	2020	2019
Lease costs (CHF million)
Operating lease costs	357	369	388
Variable lease costs	52	50	40
Sublease income	(57)	(71)	(78)
Net lease costs	352	348	350

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2021	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(399)	(403)	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	107	32	102
Changes to right-of-use assets due to lease modifications for operating leases	29	32	221
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2021	2020
Operating leases
Remaining lease term (years)	11.1	11.9
Discount rate (%)	2.6	2.6

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2021	2020
Maturity (CHF million)
Due within 1 year	374	385
Due between 1 and 2 years	339	364
Due between 2 and 3 years	293	323
Due between 3 and 4 years	293	278
Due between 4 and 5 years	255	249
Thereafter	1,450	1,642
Operating lease obligations	3,004	3,241
Future interest payable	(413)	(482)
Operating lease liabilities	2,591	2,759

Lessor, Lease income [Table Text Block]
Lease income
end of	2021	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	25	19	13
Interest income on direct financing leases	68	74	97
Lease income from operating leases	76	93	103
Variable lease income	1	0	3
Total lease income	170	186	216

Lessor, Net investment in leases [Table Text Block]
Net investments
	2021		2020
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,107	2,395	862	2,299
Unguaranteed residual values	119	80	43	188
Valuation allowances	(7)	(18)	(6)	(23)
Total net investments	1,219	2,457	899	2,464

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2021			2020
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	467	727	46	359	755	48
Due between 1 and 2 years	263	641	43	213	620	41
Due between 2 and 3 years	179	583	42	142	514	37
Due between 3 and 4 years	113	458	40	84	402	36
Due between 4 and 5 years	62	125	37	43	125	34
Thereafter	83	31	34	66	48	63
Total	1,167	2,565	242	907	2,464	259
Future interest receivable	(60)	(170)	–	(45)	(165)	–
Lease receivables	1,107	2,395	–	862	2,299	–

Bank
Lease, Cost [Table Text Block]	Lease costs
end of	2021	2020	2019
Lease costs (CHF million)
Operating lease costs	293	305	324
Variable lease costs	50	45	37
Sublease income	(75)	(87)	(95)
Total lease costs	268	263	266

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2021	2020	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	225	15	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(334)	(340)	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	107	32	100
Changes to right-of-use assets due to lease modifications for operating leases	29	26	214
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2021	2020
Operating leases
Remaining lease term (years)	9.6	10.4
Discount rate (%)	2.8	2.9

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2021	2020
Maturity (CHF million)
Due within 1 year	309	320
Due between 1 and 2 years	278	299
Due between 2 and 3 years	234	262
Due between 3 and 4 years	234	219
Due between 4 and 5 years	197	190
Thereafter	919	1,054
Operating lease obligations	2,171	2,344
Future interest payable	(310)	(363)
Operating lease liabilities	1,861	1,981

Lessor, Lease income [Table Text Block]
Lease income
end of	2021	2020	2019
Lease income (CHF million)
Interest income on sales-type leases	25	19	13
Interest income on direct financing leases	68	74	97
Lease income from operating leases	93	107	119
Variable lease income	1	0	3
Total lease income	187	200	232

Lessor, Net investment in leases [Table Text Block]
Net investments
	2021		2020
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,107	2,395	862	2,299
Unguaranteed residual assets	119	80	43	188
Valuation allowances	(7)	(18)	(6)	(23)
Total net investments	1,219	2,457	899	2,464

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2021			2020
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	467	727	61	359	755	63
Due between 1 and 2 years	263	641	59	213	620	57
Due between 2 and 3 years	179	583	59	142	514	53
Due between 3 and 4 years	113	458	56	84	402	52
Due between 4 and 5 years	62	125	54	43	125	50
Thereafter	83	31	177	66	48	217
Total	1,167	2,565	466	907	2,464	492
Future interest receivable	(60)	(170)	–	(45)	(165)	–
Lease receivables	1,107	2,395	–	862	2,299	–